SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Jun. 30, 2018
SHARE-BASED PAYMENTS [Abstract]
Equity-Settled Share-Based Payments
During the past three years, the following equity-settled share-based payments have been recognised:
	2018	2017	2016
	US$	US$	US$
(Expense)/benefit arising from equity-settled share-based payment transactions	(1,172,164)	(861,973)	72,471

Number and Weighted Average Exercise Prices of Incentive Options and Performance Rights Granted
The following table illustrates the number and weighted average exercise prices (“WAEP”) of Incentive options and Performance Rights granted as share-based payments at the beginning and end of the financial year:
	2018 Number	2018 WAEP		2017 Number	2017 WAEP		2016 Number	2016 WAEP
Outstanding at beginning of year	58,650,000	$	A0.10	4,400,000		—	10,400,000	—
Granted during the year	28,650,000	$	A0.17	56,450,000	$	A0.10	—	—
Lapsed during the year	(1,100,000)		—	(2,200,000)		—	(6,000,000)	—
Exercised during the year	(5,000,000)	$	A0.05	—		—	—	—
Outstanding at end of year	81,200,000	$	A0.13	58,650,000	$	A0.10	4,400,000	—

Incentive Options and Performance Rights Granted
The following Incentive Options and Performance Rights were granted as share-based payments during the past three years:
Series	Security Type	Number	Grant Date	Expiry Date	Exercise Price A$	Fair Value A$
Series 1	Options	19,000,000	27-Sep-16	31-Dec-19	$0.05	$0.0360
Series 2	Options	13,000,000	27-Sep-16	31-Dec-19	$0.10	$0.0270
Series 3	Options	13,000,000	27-Sep-16	31-Dec-19	$0.15	$0.0220
Series 4	Options	1,000,000	9-Dec-16	31-Dec-19	$0.08	$0.0410
Series 5	Options	3,500,000	9-Dec-16	31-Dec-19	$0.10	$0.0370
Series 6	Options	3,500,000	9-Dec-16	31-Dec-19	$0.15	$0.0300
Series 7	Options	1,150,000	1-May-17	30-Jun-20	$0.15	$0.0400
Series 8	Options	1,150,000	1-May-17	30-Jun-20	$0.20	$0.0340
Series 9	Options	1,150,000	1-May-17	30-Jun-20	$0.25	$0.0300
Series 10	Options	6,000,000	10-Jul-17	10-Jul-20	$0.10	$0.0480
Series 11	Options	6,000,000	10-Jul-17	10-Jan-21	$0.12	$0.0470
Series 12	Options	6,000,000	10-Jul-17	10-Jul-21	$0.16	$0.0460
Series 13	Options	6,000,000	10-Jul-17	10-Jul-22	$0.24	$0.0450

Series	Security Type	Number	Grant Date	Expiry Date	Exercise Price A$	Fair Value A$
Series 14	Options	150,000	13-Oct-17	30-Jun-20	$0.15	$0.1030
Series 15	Options	150,000	13-Oct-17	30-Jun-20	$0.20	$0.0910
Series 16	Options	150,000	13-Oct-17	30-Jun-20	$0.25	$0.0810
Series 17	Options	1,050,000	1-Jan-18	30-Jun-20	$0.25	$0.0910
Series 18	Options	1,050,000	1-Jan-18	31-Dec-20	$0.35	$0.0850
Series 19	Rights	150,000	1-Jan-18	31-Dec-18	$Nil	$0.1900
Series 20	Rights	150,000	1-Jan-18	31-Dec-19	$Nil	$0.1900
Series 21	Options	100,000	26-Feb-18	30-Jun-20	$0.25	$0.0680
Series 22	Options	100,000	26-Feb-18	31-Dec-20	$0.35	$0.0630
Series 23	Options	100,000	12-Mar-18	30-Jun-20	$0.25	$0.0600
Series 24	Options	100,000	12-Mar-18	31-Dec-20	$0.35	$0.0560
Series 25	Options	500,000	7-May-18	30-Jun-20	$0.25	$0.0550
Series 26	Options	500,000	7-May-18	31-Dec-20	$0.35	$0.0510
Series 27	Rights	50,000	29-May-18	31-Dec-18	$Nil	$0.1790
Series 28	Rights	50,000	29-May-18	31-Dec-19	$Nil	$0.1790
Series 29	Options	150,000	15-Jun-18	30-Jun-20	$0.25	$0.0810
Series 30	Options	150,000	15-Jun-18	31-Dec-20	$0.35	$0.0750

(c)	Weighted Average Remaining Contractual Life

Valuation Model Used for Share Options Granted
The tables below list the inputs to the valuation model used for share options and performance rights granted by the Group during the last three years:
	2018 Incentive Options	2018 Performance Rights	2017 Incentive Options	2017 Performance Rights	2016 Incentive Options	2016 Performance Rights
Fair value at grant date (weighted average)	A$0.051	A$0.187	A$0.030	—	—	—
Share price at grant date (weighted average)	A$0.104	A$0.187	A$0.064	—	—	—
Exercise price (weighted average)	A$0.175	—	A$0.104	—	—	—
Expected life of options/ rights (weighted average)[1]	3.69 years	1.40 years	3.23 years	—	—	—
Risk-free interest rate (weighted average)	2.11%	—	1.67%	—	—	—
Expected volatility[2]	85.00%	—	85.00%	—	—	—
Expected dividend yield[3]	—	—	—	—	—	—

Notes:
1	The expected life is based on the expiry date of the options or rights.
2	The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may not necessarily be the actual outcome.
3	The dividend yield reflects the assumption that the current dividend payout will remain unchanged.

16.	SEGMENT INFORMATION